ACCOUNTING POLICIES - Share-Based Compensation (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements	$ 0
Awards threshold trading days	5 days
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements	$ 0
Awards threshold consecutive trading days	5 days
PSUs | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards percentage based on monte carlo simulation model	50.00%
Awards percentage based on volume weighted average trading price (VWAP)	50.00%
PSUs market performance conditions | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards percentage based on monte carlo simulation model	50.00%
PSUs non-market performance conditions | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards percentage based on monte carlo simulation model	50.00%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards threshold trading days	5 days